Income taxes (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($)
Income Taxes
Income tax rate (as a percent)	5.00%	5.00%
Period of statute of limitations, if underpayment of income taxes is due to computational errors	3 years	3 years
Percentage of reduction in income tax exemption	50.00%	50.00%
Components of income tax expense
Total tax expenses	¥ 1,866,004	$ 262,821	¥ 1,758,810	¥ 1,222,704
Undistributed earnings of the Group's subsidiaries and the VIEs in the PRC	18,490,000		14,350,000
Provision for the Chinese dividend withholding taxes	0		0
Deferred income tax liability not recorded in respect of undistributed earnings	924,500		717,600
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax and share of income(loss) of equity method investees	9,987,002		8,077,204	5,873,275
Computed income tax expense at PRC EIT tax rate	2,496,751		2,019,301	1,468,319
Effect of non-deductible expenses, including:
Share-based compensation expenses	153,469		74,676	160,204
Other non-deductible expenses	14,653		42,960	32,390
Effect of different tax rates of subsidiaries operating in other jurisdiction	(53,121)		(236,479)	79,923
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(824,300)		(927,595)	(538,797)
Effect of non-taxable income	(20,279)		(162,051)	(51,395)
Change in valuation allowance	(49,919)		198,761	72,060
Tax on dividends and undistributed earnings	148,750		749,237	0
Total tax expenses	1,866,004	$ 262,821	1,758,810	1,222,704
Aggregate amount and per share effect of the tax holidays and tax concessions
The aggregate effect	824,300		927,595	¥ 538,797
Deferred tax assets:
Net operating loss carry forwards	450,280		492,240
Allowance for doubtful debts	25,022		21,080
Impairment of other investments	21,197		21,767
Inventory write-down	174,547		295,559
Deferred income	438,494		359,504
Impairment of long-lived assets	179,153		165,222
Others	8,873		7,178
Less: valuation allowance	(612,549)		(680,780)
Total deferred tax assets-non current	685,017		681,770		$ 96,483
Deferred tax liability:
Fair value adjustments of long-lived assets from business acquisition	508,669		535,263
Withholding tax on undistributed earnings	150,000		0
Others	33,823		38,471
Total deferred tax liability-non-current	¥ 692,492		¥ 573,734
Class A and Class B ordinary share
Aggregate amount and per share effect of the tax holidays and tax concessions
Per share effect - basic (in dollars per share) | ¥ / shares	¥ 7.45		¥ 7.29	¥ 3.96
Per share effect - diluted (in dollars per share) | ¥ / shares	¥ 7.32		¥ 7.24	¥ 3.88
China operations
Components of income tax expense
Current tax	¥ 1,750,493		¥ 1,709,300	¥ 1,374,720
Deferred tax	115,511		49,510	(152,016)
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax and share of income(loss) of equity method investees	9,825,456		7,254,315	5,593,215
Non-China operations
Reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates
Income before income tax and share of income(loss) of equity method investees	¥ 161,546		822,889	¥ 280,060
Guangzhou Pinwei Software Co., Ltd
Income Taxes
Income tax beneficial rate	15.00%	15.00%
HNTE qualification reapplication period	3 years	3 years
Cayman Islands
Income Taxes
Withholding tax upon payments of dividends (as a percent)	0.00%	0.00%
Hong Kong | First Two Million Hong Kong Dollars Of Profit [Member]
Income Taxes
Current rate of taxation (as a percent)	8.25%	8.25%
Hong Kong | After Two Million Hong Kong Dollars Of Profit [Member]
Income Taxes
Current rate of taxation (as a percent)	16.50%	16.50%
People's Republic of China
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%
Period of statute of limitations under special circumstances not clearly defined	5 years	5 years
Minimum underpayment of income tax liability subject to five years statute of limitations	¥ 100	$ 1,408
Period of statute of limitations in case of transfer pricing related adjustment	10 years	10 years
Components of income tax expense
Total tax expenses			600,000
Withholding tax rate for dividends paid by PRC subsidiaries (as a percent)	10.00%	10.00%
Threshold percentage ownership by residents which meet the criteria of beneficial owner in the Hong Kong SAR for withholding tax (as a percent)	25.00%				25.00%
Withholding tax rate for subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in Hong Kong SAR (as a percent)	5.00%	5.00%
Distributed Earnings			14,980,000
Accrued withholding tax	¥ 148,800		749,200
Effect of non-deductible expenses, including:
Total tax expenses			600,000
Deferred tax liability:
Tax loss carried forward of certain subsidiaries and VIEs	0		301,700
People's Republic of China | Tax Year 2023 to 2027 [Member]
Deferred tax liability:
Tax loss carried forward of certain subsidiaries and VIEs	¥ 1,900,000		¥ 2,160,000
People's Republic of China | Vipshop Jianyang
Income Taxes
Income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%
People's Republic of China | Vipshop Chongqing
Income Taxes
Income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%
People's Republic of China | Vipshop Guangzhou Software Co Ltd [Member]
Income Taxes
Income tax beneficial rate	12.50%	12.50%
Singapore
Income Taxes
Current rate of taxation (as a percent)	17.00%	17.00%